DEBT AND CREDIT FACILITIES - MATURITIES OF LONG-TERM DEBT (5 YEAR SCHEDULE) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Schedule Of Long Term Debt Maturities [Line Items]
2017	$ 905
2018	1,414
2019	1,417
2020	1,032
2021	498
Thereafter	9,805
Long-term Debt Maturities, Total Repayments Of Principal	15,071
San Diego Gas and Electric Company [Member]
Schedule Of Long Term Debt Maturities [Line Items]
2017	186
2018	207
2019	321
2020	36
2021	385
Thereafter	3,519
Long-term Debt Maturities, Total Repayments Of Principal	4,654
Southern California Gas Company [Member]
Schedule Of Long Term Debt Maturities [Line Items]
2017	0
2018	500
2019	0
2020	0
2021	0
Thereafter	2,509
Long-term Debt Maturities, Total Repayments Of Principal	3,009
Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
2017	719
2018	707
2019	1,096
2020	996
2021	113
Thereafter	3,777
Long-term Debt Maturities, Total Repayments Of Principal	$ 7,408